Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value Measurement Hierarchy for Assets and Liabilities
Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2018:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	(Level 1)	(Level 2)	(Level 3)
		RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 16)	December 31, 2018	21,876	21,876	—	—
Derivative financial assets:
Foreign exchange forward contract – USD (i) (Note 16)	December 31, 2018	4,529	—	4,529	—
Debt instruments (ii) :
Bills receivable (Note 17)	December 31, 2018	6,981,106	—	6,981,106	—

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as at December 31, 2019:

		Fair value measurement using
	Date of valuation			Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
		Total	Total	(Level 1)	(Level 2)	(Level 3)
		US$’000	RMB’000	RMB’000	RMB’000	RMB’000

Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 16)	December 31, 2019	1,304	9,235	9,235	—	—
Debt financial assets (ii) :
Bills receivable (Note 17)	December 31, 2019	988,728	7,005,234	—	7,005,234	—

Liabilities measured at fair value
Derivative financial liabilities:
Foreign exchange forward contract – USD (i) (Note 28)	December 31, 2019	141	999	—	999	—

Note:

(i)
Forward currency contracts are valued using a valuation technique with market observable inputs. The most frequently applied valuation techniques include forward pricing, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates.

(ii)	The fair value of the Group’s debt financial assets is measured based on quoted market interest rates of similar instruments.